Deferred income tax (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deferred income tax [Abstract]
Deferred income tax asset, net	$ 38,305	$ 43,129
Deferred income tax liability, net	31,422	15,790
Deferred tax liability (asset)	$ 6,883	$ 27,339	$ 13,551